Net Income (Loss) Per Share - Calculation of Net Loss Per Share (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015 shares
Non-Vested Restricted Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incremental weighted average number of shares	35,759,066
Share Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incremental weighted average number of shares	22,991,200